Risks (Details) - Dec. 31, 2020	USD ($)	CNY (¥)
Risks (Textual)
Insured amount	$ 250,000
Mainland China [Member]
Risks (Textual)
Deposited with a bank	1,000,000
Insured amount	70,770
Mainland China [Member] | RMB [Member]
Risks (Textual)
Insured amount | ¥		¥ 500,000
Cash Deposit [Member]
Risks (Textual)
Deposited with a bank	12,200,000
Cash Deposit [Member] | Credit Risk [Member]
Risks (Textual)
Deposited with a bank	$ 12,200,000